SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(SM)

                            JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

Within the "FEE TABLE," please notice that the "FUND ANNUAL EXPENSES" of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:

                                                MANAGEMENT      ESTIMATED
                                                   AND         DISTRIBUTION     12B-1                    TOTAL FUND
                                              ADMINISTRATIVE     (12B-1)       SERVICE     OTHER           ANNUAL
                                                   FEE            FEES*         FEE**      EXPENSES++     EXPENSES
-------------------------------------------- ----------------- ------------- ------------- ----------- ---------------
JNL/Alger Growth Fund                             0.80%            0.07%         0.20%         0%            1.07%

The text of the footnotes that correspond to the asterisks is unchanged.

Under "TELEPHONE AND INTERNET TRANSACTIONS," "HOW TO CANCEL A TRANSACTION," please replace the paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Under "DEATH BENEFIT," please replace the first sentence of the first paragraph with:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).

 (To be used with NV3174 Rev. 05/04 and NV3174CE Rev. 05/04.)

                                                                     NV5853 7/04